Investments (Details 36) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Impaired Mortgage Loans
Unpaid Principal Balance	$ 593	$ 507
Valuation allowances	481	664	721	304
Carrying value	470	403
Loans with a Valuation Allowance [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	269	269
Recorded Investment	268	269
Valuation allowances	105	88
Carrying value	163	181
Loans Without Valuation Allowances [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	324	238
Carrying value	307	222
Commercial mortgage loans portfolio segment [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	348	219
Valuation allowances	398	562	589	232
Carrying value	274	171
Commercial mortgage loans portfolio segment [Member] | Loans with a Valuation Allowance [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	96	120
Recorded Investment	96	120
Valuation allowances	59	36
Carrying value	37	84
Commercial mortgage loans portfolio segment [Member] | Loans Without Valuation Allowances [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	252	99
Carrying value	237	87
Agricultural mortgage loans portfolio segment [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	231	269
Valuation allowances	81	88	115	61
Carrying value	183	213
Agricultural mortgage loans portfolio segment [Member] | Loans with a Valuation Allowance [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	160	146
Recorded Investment	159	146
Valuation allowances	45	52
Carrying value	114	94
Agricultural mortgage loans portfolio segment [Member] | Loans Without Valuation Allowances [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	71	123
Carrying value	69	119
Residential mortgage loans portfolio segment [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	14	19
Valuation allowances	2	14	17	11
Carrying value	13	19
Residential mortgage loans portfolio segment [Member] | Loans with a Valuation Allowance [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	13	3
Recorded Investment	13	3
Valuation allowances	1	0
Carrying value	12	3
Residential mortgage loans portfolio segment [Member] | Loans Without Valuation Allowances [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	1	16
Carrying value	$ 1	$ 16